1

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                          DWS Global Opportunities Fund

Effective immediately, the following information replaces similar information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The following person handles the day-to-day management of the fund:


DWS Global Opportunities Fund
  Joseph Axtell, CFA
  Managing Director of Deutsche Asset
  Management and Portfolio Manager of
  the fund.
   o Joined Deutsche Asset Management in
     2001 and the funds in 2002.
   o Senior analyst at Merrill Lynch
     Investment Managers for the
     international equity portion of a
     global balanced portfolio (1996-2001).
   o Director, International Research at
     PCM International (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital
     Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital
     Funding in London (1987-1988).
   o Equity analyst in the healthcare
     sector at Prudential Equity Management
     Associates (1985-1987).
   o BS, Carlson School of Management,
     University of Minnesota.




               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group

August 14, 2009
DGINTF2-3601